Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Jun. 17, 2016
LN | Strategic Advisers Value Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	frst_SupplementTextBlock	Supplement to
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class L	Class N
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)B	0.52%	0.52%
Distribution and/or Service (12b-1) fees	None	0.25%
Other expenses	0.71%	0.71%
Total annual operating expensesA	1.23%	1.48%
Fee waiver and/or expense reimbursementB	0.32%	0.32%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.91%	1.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse Class L and Class N of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.90% for Class L and 1.15% for Class N. These arrangements will remain in effect through July 31, 2018. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.

	Class L	Class N
1 year	$ 93	$ 118
3 years	$ 319	$ 398
5 years	$ 607	$ 740
10 years	$ 1,425	$ 1,707